Share Capital	12 Months Ended
Dec. 31, 2019
Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

19. SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares with no par value. Shares in issue as at December 31, 2019 and December 31, 2018 are outlined below:

	2019		2018
(000s)	Shares	Amount ($)	Shares	Amount ($)
Balance, beginning of year	72,206	152,084	72,206	152,084
Stock options exercised	337	547	-	-
Contributed surplus re-class on exercise	-	174	-	-
Balance, end of year	72,543	152,805	72,206	152,084